TAXATION - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Deferred taxation	$ 7	$ 105	$ 7	$ 105	$ 0
Argentina Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			8	10	14
Brazil Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment	20	25
Columbian Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			86	88	144
Reduction of tax assessment			76	76
Ghana Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			15
Guinea Tax Authority
Disclosure of contingent liabilities [line items]
Tax assessment			8	12	8
Reduction of tax assessment			10
Amount paid			4
Tanzania Revenue Authority | Income tax
Disclosure of contingent liabilities [line items]
Tax assessment			254	164	163
Additional tax assessment			94
Tax losses
Disclosure of contingent liabilities [line items]
Deferred taxation	$ 487	$ 389	$ 487	$ 389	$ 501